Consolidated Statements of Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Restricted Stock Units (RSUs) [Member] Preferred Stock [Member] Convertible Preferred Stock [Member]	Restricted Stock Units (RSUs) [Member] Common Stock [Member]	Preferred Stock [Member] Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2015			110,500,514	1,578,962
Balance at Dec. 31, 2015			$ 46,030	$ 2	$ 358	$ (49,832)	$ (3,442)
Exchange of convertible preferred stock warrants to common stock (in shares)				10,807
Exchange of convertible preferred stock warrants to common stock					25		25
Reclassification of convertible shareholder notes derivative liability					2,268		2,268
Conversion of convertible notes into common stock (in shares)				8,091,103
Conversion of convertible notes into common stock				$ 8	12,148		12,156
Conversion of preferred stock into common stock (in shares)			(110,500,514)	9,208,376
Conversion of preferred stock into common stock			$ (46,030)	$ 9	46,021
Issuance of common stock upon reverse merger (in shares)				19,228,595
Issuance of common stock upon reverse merger				$ 19	18,902		18,921
Exercise of stock options (in shares)				13,460
Exercise of stock options					22		22
Share-based compensation					942		942
Net loss						(10,310)	(10,310)
Balance (in shares) at Dec. 31, 2016				38,131,303
Balance at Dec. 31, 2016				$ 38	80,686	(60,142)	20,582
Exercise of stock options (in shares)				87,357
Exercise of stock options					144		144
Share-based compensation					2,707		2,707
Net loss						(12,308)	(12,308)
Balance (in shares) at Dec. 31, 2017				4,246,519
Balance at Dec. 31, 2017				$ 38	83,537	(72,450)	11,125
Exercise of stock options (in shares)				237
Exercise of stock options					5		5
Share-based compensation					615		615
Net loss						(3,584)	(3,584)
Adjustments to opening balance for change in accounting principle at Dec. 31, 2017						76	76
Restricted stock units vested and issued (in shares)				2,271
Balance (in shares) at Mar. 31, 2018				4,249,027
Balance at Mar. 31, 2018				$ 38	84,157	(75,988)	8,207
Balance (in shares) at Dec. 31, 2017				4,246,519
Balance at Dec. 31, 2017				$ 38	83,537	(72,450)	11,125
Net loss							(10,345)
Adjustments to opening balance for change in accounting principle at Dec. 31, 2017						76	76
Balance (in shares) at Sep. 30, 2018				4,253,100
Balance at Sep. 30, 2018				$ 38	85,625	(82,719)	2,944
Balance (in shares) at Dec. 31, 2017				4,246,519
Balance at Dec. 31, 2017				$ 38	83,537	(72,450)	$ 11,125
Exercise of stock options (in shares)				2,140			2,488
Exercise of stock options				$ 0	4		$ 4
Share-based compensation					2,774		2,774
Net loss						(13,987)	(13,987)
Adjustments to opening balance for change in accounting principle at Dec. 31, 2017						76	76
Sale of common stock and warrants, net of issuance costs of $200				$ 5	3,795		3,800
Sale of common stock and warrants, net of issuance costs of $200 (in shares)				5,333,332
Restricted stock units vested and issued (in shares)		57,108
Balance (in shares) at Dec. 31, 2018				4,845,697
Balance at Dec. 31, 2018				$ 43	90,110	(86,361)	3,792
Balance (in shares) at Mar. 31, 2018				4,249,027
Balance at Mar. 31, 2018				$ 38	84,157	(75,988)	8,207
Share-based compensation					738		738
Net loss						(3,217)	(3,217)
Restricted stock units vested and issued (in shares)				4,073
Balance (in shares) at Jun. 30, 2018				4,253,100
Balance at Jun. 30, 2018				$ 38	84,895	(79,175)	5,758
Share-based compensation					730		730
Net loss						(3,544)	(3,544)
Balance (in shares) at Sep. 30, 2018				4,253,100
Balance at Sep. 30, 2018				$ 38	85,625	(82,719)	2,944
Balance (in shares) at Dec. 31, 2018				4,845,697
Balance at Dec. 31, 2018				$ 43	90,110	(86,361)	3,792
Share-based compensation					690		690
Net loss						(3,665)	(3,665)
Restricted stock units vested and issued (in shares)				2,268
Balance (in shares) at Mar. 31, 2019				4,847,965
Balance at Mar. 31, 2019				$ 44	90,800	(90,026)	818
Balance (in shares) at Dec. 31, 2018				4,845,697
Balance at Dec. 31, 2018				$ 43	90,110	(86,361)	$ 3,792
Exercise of stock options (in shares)
Net loss							$ (11,208)
Balance (in shares) at Sep. 30, 2019				6,825,183
Balance at Sep. 30, 2019				$ 46	102,716	(97,568)	5,194
Balance (in shares) at Mar. 31, 2019				4,847,965
Balance at Mar. 31, 2019				$ 44	90,800	(90,026)	818
Share-based compensation					696		696
Net loss						(3,750)	(3,750)
Balance (in shares) at Jun. 30, 2019				4,847,471
Balance at Jun. 30, 2019				$ 44	91,496	(93,776)	(2,236)
Conversion of convertible notes into common stock (in shares)				210,887
Conversion of convertible notes into common stock					1,206		1,206
Share-based compensation					756		756
Net loss						(3,792)	(3,792)
Sale of common stock and warrants, net of issuance costs of $200				$ 2	9,258		9,260
Sale of common stock and warrants, net of issuance costs of $200 (in shares)				1,741,667
Restricted stock units vested and issued (in shares)				25,158
Balance (in shares) at Sep. 30, 2019				6,825,183
Balance at Sep. 30, 2019				$ 46	$ 102,716	$ (97,568)	$ 5,194